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Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Core Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation, with dividend income a secondary consideration.
dividend income a secondary consideration.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 86 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 99 of the fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus KAR Small-Mid Cap Core Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus KAR Small-Mid Cap Core Fund	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses	0.27%	0.30%	0.28%	0.18%
Total Annual Fund Operating Expenses	1.26%	2.04%	1.02%	0.92%
Total Annual Fund Operating Expenses After Recapture	1.26%	2.04%	1.02%	0.93%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus KAR Small-Mid Cap Core Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 671	$ 307	$ 104	$ 95
3 Years	928	640	325	294
5 Years	1,204	1,098	563	510
10 Years	$ 1,989	$ 2,369	$ 1,248	$ 1,132

Expense Example, No Redemption - Virtus KAR Small-Mid Cap Core Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 671	$ 207	$ 104	$ 95
3 Years	928	640	325	294
5 Years	1,204	1,098	563	510
10 Years	$ 1,989	$ 2,369	$ 1,248	$ 1,132

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues long-term capital appreciation in the small and medium market capitalization sectors while seeking to incur less risk than the small- and mid-cap markets. The fund invests in a select group of small and mid-market capitalization companies believed by the subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small and medium market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small and medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2500TM Index on a rolling three-year basis. On this basis, as of September 30, 2023, the total market capitalization range of companies included in the Russell 2500TM Index over the past three years was $43,500 to $49.5 billion. Generally, the fund invests in approximately 25 to 35 securities at any given time.

Principal Risks
Risk Table - Virtus KAR Small-Mid Cap Core Fund	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Sector Focused Investing Risk

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

Focused Investment Risk (Technology-Related Risk)

> Focused Investment Risk (Technology-Related Risk): To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Risks affecting companies in the technology sector include competition from new and existing companies, limited operating histories and management experience, patent and other intellectual property considerations and the commercial non-viability or rapid obsolescence of equipment, products or services.

Limited Number of Investments Risk

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Depositary Receipts Risk	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Small and Medium Market Capitalization Companies Risk

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter:	2020, Q2:	28.26%	Worst Quarter:	2022, Q2:	-17.20%

Average Annual Total Returns
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus KAR Small-Mid Cap Core Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	16.51%	14.22%	10.47%	Mar. 07, 2018
Class C Shares	Return Before Taxes	22.35%	14.67%	10.72%	Mar. 07, 2018
Class I Shares	Return Before Taxes	23.61%	15.83%	11.85%	Mar. 07, 2018
Class I Shares | After Taxes on Distributions	Return After Taxes on Distributions	23.61%	15.76%	11.71%	Mar. 07, 2018
Class I Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.98%	12.80%	9.50%	Mar. 07, 2018
Class R6 Shares	Return Before Taxes	23.75%	15.92%	11.93%	Mar. 07, 2018
FT Wilshire 5000 Index	FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.62%	Mar. 07, 2018
Russell 2500™ Index	Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	17.42%	11.67%	7.60%	Mar. 07, 2018

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2500TM Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.